Goodwill and Intangible Assets - Schedule Of Estimate The Fair Values Of Our Reporting Units And Trademark (Details)	Jun. 30, 2023	Dec. 31, 2022
Measurement Input Discount Rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of reporting units	14.50%	14.00%
Fair values of trademarks	15.50%	15.00%
Measurement Input Discount Rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of reporting units	14.00%	13.50%
Fair values of trademarks	15.50%	15.00%
Measurement Input, Long-Term Revenue Growth Rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of reporting units	5.00%	5.00%
Fair values of trademarks	5.00%	5.00%
Measurement Input, Long-Term Revenue Growth Rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of reporting units	3.00%	3.00%
Fair values of trademarks	3.00%	3.00%
Measurement Input, EBITDA Multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of reporting units	12.00%	14.00%
Measurement Input, EBITDA Multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of reporting units	7.00%	10.00%
Measurement Input Royalty Rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of trademarks	2.00%	2.00%
Measurement Input Royalty Rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of trademarks	1.50%	1.50%